Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - Hutchmed Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Share-based compensation expense	$ 3,069,000	$ 6,184,000	$ 6,736,000
Unrecognized compensation cost	$ 4,162,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	1 year 9 months 25 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 1,970,000	3,250,000	4,803,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	1,042,000	2,843,000	1,803,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 57,000	$ 91,000	$ 130,000